(25) NET OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2017
Net Operating Revenue Tables
Schedule of net operating revenue
	Number of Consumers			In GWh			R$ thousand
Revenue from Eletric Energy Operations	2017 (*)	2016 (*)	2015 (*)	2017 (*)	2016 (*)	2015 (*)	2017	2016	2015
Consumer class
Residential	8,330,237	8,174,700	6,906,580	19,122	16,473	16,164	11,663,084	10,367,415	9,833,419
Industrial	59,825	61,112	55,586	14,661	13,022	12,748	5,095,840	5,281,978	5,526,967
Commercial	545,095	551,171	473,333	10,220	9,720	9,259	5,498,867	5,431,926	5,266,432
Rural	359,106	355,586	245,238	3,762	2,474	2,152	1,173,569	816,684	750,209
Public administration	60,639	61,208	51,359	1,456	1,271	1,278	787,967	690,389	702,152
Public lighting	11,230	11,073	10,362	1,964	1,746	1,649	654,950	580,229	545,597
Public services	9,790	9,649	8,402	2,157	1,840	1,797	978,286	901,662	879,288
(-) Adjustment of revenues from excess demand and excess reactive power	-	-	-	-	-	-	(65,991)	(72,129)	(79,362)
Billed	9,375,922	9,224,499	7,750,860	53,342	46,546	45,049	25,786,572	23,998,155	23,424,701
Own comsuption	-	-	-	34	32	33	-	-	-
Unbilled (net)	-	-	-	-	-	-	(89,575)	50,441	202,729
(-) Transfer or revenue related to the network availability for Captive Consumers	-	-	-	-	-	-	(9,273,840)	(9,055,188)	(8,118,085)
Electricity sales to final consumers	9,375,922	9,224,499	7,750,860	53,376	46,578	45,082	16,423,157	14,993,408	15,509,345

Furnas Centrais Elétricas S.A.				3,026	3,034	3,026	565,592	533,855	485,846
Other concessionaires and licensees				16,337	12,252	10,656	3,240,571	2,371,091	2,223,339
(-) Transfer or revenue related to the network availability for Captive Consumers				-	-	-	(56,528)	(50,598)	(46,982)
Spot market energy				8,194	6,173	4,289	2,340,463	641,744	875,002
Electricity sales to wholesalers				27,557	21,459	17,971	6,090,098	3,496,092	3,537,205

Revenue due to Network Usage Charge - TUSD - Captive Consumers							9,330,368	9,105,786	8,165,066
Revenue due to Network Usage Charge - TUSD - Free Consumers							2,137,566	2,057,327	1,898,138
(-) Adjustment of revenues from excess demand and excess reactive power							(21,861)	(17,908)	(16,884)
Revenue from construction of concession infrastructure							2,073,423	1,354,023	1,046,669
Sector financial asset and liability (Note 8)							1,900,837	(2,094,695)	2,506,524
Concession financial asset - Adjustment of expected cash flow (note 11)							204,443	186,148	393,343
Energy development account - CDE - Low-income, tariff discounts - judicial injunctions and other tariff discounts							1,419,128	1,266,027	895,538
Other revenues and income							496,340	438,377	367,356
Other operating revenues							17,540,244	12,295,084	15,255,750
Total gross operating revenue							40,053,498	30,784,584	34,002,212

Deductions from operating revenue
ICMS							(5,455,718)	(4,935,068)	(4,686,039)
PIS							(603,050)	(471,836)	(529,322)
COFINS							(2,777,626)	(2,172,777)	(2,438,208)
ISS							(15,929)	(10,568)	(8,204)
Global reversal reserve - RGR							(2,952)	(4,230)	(2,529)
Energy development account - CDE							(3,185,693)	(3,360,613)	(3,970,013)
Research and development and energy efficiency programs							(191,997)	(138,583)	(158,516)
PROINFA							(166,743)	(121,800)	(90,910)
Tariff flags and others							(878,460)	(430,077)	(1,796,226)
IPI							(102)	(195)	(100)
FUST and FUNTEL							(19)	(38)	(24)
Others							(30,304)	(26,709)	(22,997)
							(13,308,593)	(11,672,495)	(13,703,089)

Net operating revenue							26,744,905	19,112,089	20,599,212

Schedule of distributors consumers average effects
	Effect perceived by consumers (*)
Subsidiary	Total	Group A	Group B
CPFL Paulista	32.28%	40.05%	27.27%
CPFL Piratininga	29.78%	40.49%	21.47%
RGE	37.16%	43.36%	33.04%
RGE Sul	39.45%	43.76%	36.23%
Companhia Luz e Força Santa Cruz	10.04%	10.53%	9.78%
CPFL Leste Paulista	19.54%	24.74%	17.55%
Companhia Jaguari de Energia (CPFL Santa Cruz)	23.01%	25.01%	18.79%
CPFL Sul Paulista	21.95%	37.67%	13.86%
CPFL Mococa	16.59%	23.84%	13.97%
(*) Information not audited by the independent auditors

Schedule of periodic tariff review ("RTP") and annual tariff adjustment ("RTA")
		2017		2016		2015
Subsidiary	Month	RTA	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)	RTA / RTP	Effect perceived by consumers (a)
CPFL Paulista	April	-0.80%	-10.50%	9.89%	7.55%	41.45%	4.67%
CPFL Piratininga	October	7.69%	17.28%	-12.54%	-24.21%	56.29%	21.11%
RGE	June	3.57%	5.00%	-1.48%	-7.51%	33.48%	-3.76%
RGE Sul	April	-0.20%	-6.43%	3.94%	-0.34%	52.45%	5.46%
Companhia Luz e Força Santa Cruz	March	-1.23%	-8.42%	22.51%	7.15%	34.68%	27.96%
CPFL Leste Paulista	March	0.77%	-4.15%	21.04%	13.32%	20.80%	24.89%
Companhia Jaguari de Energia (CPFL Santa Cruz)	March	2.05%	-2.56%	29.46%	13.25%	38.46%	45.70%
CPFL Sul Paulista	March	1.63%	-10.73%	24.35%	12.82%	24.88%	28.38%
CPFL Mococa	March	1.65%	-3.28%	16.57%	9.02%	23.34%	29.28%